Cover Page	May 09, 2024
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	May 09, 2024
Entity File Number	001-09057
Entity Registrant Name	WEC ENERGY GROUP, INC.
Entity Tax Identification Number	39-1391525
Entity Incorporation, State or Country Code	WI
Entity Address, Address Line One	231 West Michigan Street
Entity Address, Address Line Two	P.O. Box 1331
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53201
City Area Code	414
Local Phone Number	221-2345
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 Par Value
Trading Symbol	WEC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000783325
Amendment Flag	true
Amendment Description	WEC Energy Group, Inc. (the “Company”) is filing this Amendment No. 1 on Form 8-K/A to its Current Report on Form 8-K, which was originally filed on May 9, 2024 (the “Original 8-K”) to amend and restate Item 5.07 in the Original Form 8-K in its entirety to report approximately 24,020,000 shares as broker non-votes that were incorrectly attributed to abstentions in the Original 8-K with respect to Proposals 1, 3 and 5, and approximately 6,400 shares as “FOR” that were incorrectly attributed to abstentions with respect to the same proposals.